John Hancock Regional Bank Fund Average Annual Total Returns - Class A C I and R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
S&P Regional Banks Select Industry Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.63%	7.79%	7.43%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.55%	9.35%	8.46%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.52%	7.72%	7.34%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.77%	7.21%	6.71%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	9.28%	9.66%	8.24%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.39%	10.77%	9.31%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	11.51%	10.89%	9.37%